Note 5 - Related Party Transactions (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended					24 Months Ended	70 Months Ended
	Dec. 31, 2006	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Stock Issued During Period, Shares, New Issues (in Shares)		23,016,963	23,016,963						15,000,000	23,016,963
Stock Issued During Period, Value, New Issues	$ 50		$ 1,791,604		$ 718,694	$ 170,050	$ 15,000	$ 172,625		$ 1,150,848.15
Stock Issued During Period, Shares, New Issues Part Issued to Director			3,000,000
Stock Issued During Period, Shares, Other (in Shares)			115,641,114				150,000
Stock Issued During Period, Value, Issued for Cash			1,150,848		718,694					394,474
Stock Issued During Period, Value, Share-based Compensation Future Service			4,614,080
Due to Officers or Stockholders, Current			9,856								9,856
Due to Officers or Stockholders			21,743								21,743
Stock Issued During Period, Shares, Issued for Salaries (in Shares)			500,000		38,500,000					48,500,000
Share-based Compensation			4,678,813	2,769,510	3,125,000	3,375,000	7,500			2,420,150	5,943,515
Debt Instrument, Decrease, Forgiveness										640,273
Payments to Develop Software										625,000
Salaries, Wages and Officers' Compensation										$ 116,250